Financing Liabilities	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Financing Liabilities
(15) Financing Liabilities
Financing liabilities are classified as financial liabilities measured at amortized cost.
Financing liabilities presented in current liabilities as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Current:
Commercial paper	¥839,292	¥421,801
Loans	424,788	434,675
Asset-backed securities	35,267	50,067

Subtotal	¥1,299,347	¥906,543

Reclassification from non-current liabilities (Current portion)	¥1,706,277	¥2,211,761

Total	¥3,005,624	¥3,118,304

The weighted average interest rates for financing liabilities presented in current liabilities (excluding reclassification from non-current
liabilities) as of March 31, 2021 and 2022 are as follows:

	2021	2022

Weighted average interest rate	0.50%	1.01%
Financing liabilities presented in
non-current
liabilities as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Non-current:
Loans	¥1,028,836	¥1,026,769
Medium-term notes	3,701,153	3,996,486
Corporate bonds	657,068	1,035,379
Asset-backed securities	1,034,581	1,137,379

Subtotal	¥6,421,638	¥7,196,013

Reclassification to current liabilities (Current portion)	¥(1,706,277)	¥(2,211,761)

Total	¥4,715,361	¥4,984,252

The

interest rate range and payment due date for financing liabilities presented in non-current
liabilities (including reclassification to current liabilities) as of March 31, 202
1
 and 202
2
 are as follows:

	2021	2022

Loans	Interest rate: 0.07% - 11.00% Due: 2021 - 2046	Interest rate: 0.07% - 11.75% Due: 2022 - 2046
Medium-term notes	Interest rate: 0.33% - 3.80% Due: 2021 - 2031	Interest rate: 0.30% - 3.63% Due: 2022 - 2031
Corporate bonds	Interest rate: 0.01% - 1.17% Due: 2021 - 2027	Interest rate: 0.01% - 2.97% Due: 2022 - 2032
Asset-backed securities	Interest rate: 0.11% - 3.30% Due: 2021 - 2025	Interest rate: 0.11% - 3.30% Due: 2022 - 2025

(Pledged assets)
Pledged assets for financing liabilities as of March 31, 2021 and
2022
are as follows:

	Yen (millions)
	2021	2022

Trade receivables	¥19,789	¥15,298
Receivables from financial services	1,086,786	1,101,778
Equipment on operating leases	122,320	142,097
Property, plant and equipment	2,138	2,548

Total	¥1,231,033	¥1,261,721

Receivables from financial services and equipment on operating leases are pledged as collateral for liabilities related to asset-backed securities transactions. Other items are mainly pledged as collateral for secured bank loans.
As is customary in Japan, bank loans are extended under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.
(Reconciliation of liabilities arising from financing activities)
The changes in liabilities arising from financing activities for the years ended March 31, 2020, 2021 and 2022 are as follows:
For the year ended March 31,
2020

	Yen (millions)
	Balance as of April 1, 2019	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2020
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other

Short-term financing liabilities	¥1,473,624	¥(1,993)	¥—	¥—	¥(42,424)	¥—	¥(4,540)	¥1,424,667
Long-term financing liabilities	5,857,496	362,131	—	—	(170,345)	—	(4,263)	6,045,019
Lease liabilities *1	334,540	(78,659)	—	78,923	(3,987)	—	(777)	330,040
Derivative financial liabilities (assets) *2	24,577	(17,462)	(10,001)	—	(434)	14,935	—	11,615

Total	¥7,690,237	¥264,017	¥(10,001)	¥78,923	¥(217,190)	¥14,935	¥(9,580)	¥7,811,341

For the year ended March 31, 2021

	Yen (millions)
	Balance as of April 1, 2020	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2021
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other

Short-term financing liabilities	¥1,424,667	¥(179,512)	¥—	¥—	¥55,337	¥—	¥(1,145)	¥1,299,347
Long-term financing liabilities	6,045,019	149,807	—	—	222,565	—	4,247	6,421,638
Lease liabilities	330,040	(67,628)	—	67,716	4,346	—	(17,045)	317,429
Derivative financial liabilities (assets) *2	11,615	599	(5,446)	—	(1,705)	(38,946)	—	(33,883)

Total	¥7,811,341	¥(96,734)	¥(5,446)	¥67,716	¥280,543	¥(38,946)	¥(13,943)	¥8,004,531

For the year ended March 31, 2022
	Yen (millions)
	Balance as of April 1, 2021	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2022
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other

Short-term financing liabilities	¥1,299,347	¥(472,420)	¥—	¥—	¥78,863	¥—	¥753	¥906,543
Long-term financing liabilities	6,421,638	238,060	—	—	526,822	—	9,493	7,196,013
Lease liabilities	317,429	(80,165)	—	84,413	6,096	—	(9,015)	318,758
Derivative financial liabilities (assets) *2	(33,883)	3,202	(1,296)	—	3,217	67,396	—	38,636

Total	¥8,004,531	¥(311,323)	¥(1,296)	¥84,413	¥614,998	¥67,396	¥1,231	¥8,459,950

Explanatory notes:

*1	Honda has adopted IFRS 16 with a date of initial application of April 1, 2019 and recognized additional lease liabilities of ¥272,232 million as of April 1, 2019.
*2
Derivative financial liabilities (assets) are held by
the Company and its
finance subsidiaries to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.